                                                       Deutsche Asset Management

International Equity Fund - Class A, B and C Shares
International Equity Fund - Investment Class

Supplement dated April 8, 2002 to the Prospectuses dated February 28, 2002

The following replaces the `Portfolio Managers' section:

In connection with the acquisition of Zurich Scudder Investments, Inc. by Deutsche Bank AG, Deutsche Bank will be consolidating its investment operations. As part of this process, investment personnel will be moved among Deutsche advisory affiliates, and in the future the Fund's Advisor will seek approval from the Fund's Board and shareholders to enter into a new sub-advisory agreement with one such affiliate, Deutsche Asset Management Investment Services Limited (DeAMIS). During the Interim Period prior to obtaining this approval and entering into the new agreement, certain of the Fund's portfolio managers will become employees of DeAMIS, and act as consultants to the Fund's Advisor under the supervision of the Fund's Advisor. The disclosure below describes the Fund's portfolio managers who are responsible for the day-to-day management of the master portfolio's investments, and the capacity in which they will serve the Fund during and after the Interim Period.

Irene Cheng, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.*

..    Head of EAFE Equity portfolio selection team: London.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1993, after six years of experience as private equity investor for The Blackstone Group and as equity analyst for Sanford C. Bernstein & Co., Inc. and prior experience in operations, finance and corporate planning at Exxon Corporation.
..    BA from Harvard/Radcliffe; MS from MIT; MBA from Harvard.

Clare Brody, Director, Deutsche Asset Management and Co-Manager of the Fund.*

..    Joined the investment advisor in 1993.
..    Ten years of investment industry experience.
..    Chartered Financial Analyst.
..    BS, Cornell University.

Alexander Tedder, Director, Deutsche Asset Management and Co-Manager of the
Fund.+

..    Joined DeAMIS, an affiliate of the advisor, in 1994 as a portfolio manager.
..    Prior to that, was a European analyst (1990-1994) and representative
     (1992-1994) for Schroders.
..    12 years of investment experience.
..    Fluent in German, French, Italian and Spanish.
..    Masters in Economics and Business Administration from Freiburg University.


                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

Stuart Kirk, Associate Director, Deutsche Asset Management and Co-Manager of the Fund.+

..    Joined Deutsche Bank AG, Paris Branch in 1995.
..    Seven years of investment industry experience.
..    Asia-Pacific analyst.
..    MA from Cambridge University.

Marc Slendebroek, Vice President, Deutsche Asset Management, and Co-Manager of the Fund.*

..    Portfolio manager for EAFE Equities: London.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1994 after five years of experience as equity analyst at Kleinwort Benson Securities and at Enskilda Securities.
..    Fluent in English, Dutch, German, Swedish and Norwegian.
..    MA from University of Leiden, Netherlands.

Julie Wang, Director, Deutsche Asset Management and Co-Manager of the Fund.**

..    Joined the investment advisor in 1994.
..    Served as Investment Manager for American International Group's Southeast
     Asia portfolio from 1991 to 1994.
..    15 years of investment industry experience.
..    BA in economics from Yale University, MBA from The Wharton School,
     University of Pennsylvania.

* During the Interim Period, will become an employee of DeAMIS, and serve as a Consultant to the Fund's Advisor. Thereafter, will serve as Co-Manager of the Fund.

+ Currently an employee of DeAMIS, serving as a Consultant to the Fund's Advisor. After the Interim Period, will serve as Co-Manager of the Fund.

** After the Interim Period, will no longer serve as Co-Manager of the Fund.

               Please Retain This Supplement for Future Reference

BT Investment Funds
SUPPBDIEF (04/02)
CUSIPs:  055922546
         055922538
         055922520
         055922868

                                                       Deutsche Asset Management

Global Equity Fund - Class A, B and C Shares

Supplement dated April 8, 2002 (Replacing supplement dated March 20, 2002) to the Prospectus dated February 28, 2002

The following replaces the `Portfolio Managers' section:

In connection with the acquisition of Zurich Scudder Investments, Inc. by Deutsche Bank AG, Deutsche Bank will be consolidating its investment operations. As part of this process, investment personnel will be moved among Deutsche advisory affiliates. During an Interim Period prior to joining the Fund's Advisor, certain of the Fund's portfolio managers will remain as employees of a Deutsche affiliate, and act as consultants to the Fund's Advisor under the supervision of the Fund's Advisor. The disclosure below describes the Fund's portfolio managers who are responsible for the day-to-day management of the Fund's investments, and the capacity in which they will serve the Fund during and after the Interim Period.

Greg Adams, Director, Deutsche Asset Management and Co-Manager of the Fund.

..    Portfolio manager for Global Equity and US Large Cap Core Equity portfolio selection teams: New York.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1999, previously serving as portfolio manager for Scudder Growth & Income Fund, after 12 years of experience at Chase Asset Management where he managed the Chase Vista Growth & Income Fund, Chase Vista Large Cap Equity Fund, the Chase Vista Balanced Fund and other equity portfolios.
..    Chartered Financial Analyst.
..    BA from the University of Pennsylvania School of Arts and Sciences; BS from the Wharton School.

Carol Franklin, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.

..    Head of global portfolio selection team for Global Equity: New York.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1981, previously serving as lead portfolio manager for Scudder Greater Europe Growth Fund, Scudder Variable Life International Fund, Scudder International Fund, Scudder Global Opportunities Greater Europe Fund, Scudder New Europe Fund and Scudder Investments Japan Greater Europe Fund, after four years of experience with The Boston Company and Bank of America; served as president of the New York Association of International Investors.
..    Chartered Financial Analyst.
..    BA from Smith College; MBA from Columbia University.

Charles Martyn-Hemphill, Director, Deutsche Asset Management and Co-Manager of the Fund.+

..    Portfolio manager for Global Equity: London.
..    Joined Deutsche Asset Management Ltd. in 1979, having since served as equity analyst, private client fund manager, head of private clients, head of North American team, fund director for UK and overseas clients, head of global model portfolio team and manager of highly rated American Growth Trust.
..    BA from Oxford University.

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

Julian Pick, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.+

..    Portfolio manager for Global Equity: London.
..    Joined Deutsche Asset Management Ltd. in early 2001, after 14 years of experience as both global equity research analyst and fixed income portfolio manager for Janus Capital, fixed income portfolio manager for Penn Mutual Life Insurance and US Postal Service and fixed income trader and credit analyst for First Virginia Bank.
..    Chartered Financial Analyst.
..    BA from George Mason University.

Robert Reiner, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.

..    Joined the investment advisor in 1994.
..    Prior experience includes Vice President/Senior International Analyst of
     Standard & Poor's from 1981-1991, including three years as Manager (day-to-day operations) of Standard & Poor's Tokyo office and Senior Financial Analyst at Sanford Bernstein & Co. and Scudder, Stevens & Clark from 1991 to 1994.
..    21 years of investment industry experience.
..    BA in international relations and MA from the University of Southern
     California and MS from Harvard University.

Julie Wang, Director, Deutsche Asset Management and Co-Manager of the Fund.

..    Joined the investment advisor in 1994.
..    Served as Investment Manager for American International Group's Southeast
     Asia portfolio from 1991 to 1994.
..    15 years of investment industry experience.
..    BA in economics from Yale University, MBA from The Wharton School,
     University of Pennsylvania.

+ Currently an employee of a Deutsche Affiliate, serving as a Consultant to Fund's Advisor. After the Interim Period, will serve as Co-Manager of the Fund.

The following replaces the `Total Returns, After Fees and Expenses' section in the Fund's prospectus:

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing the changes in the Fund's performance year to year. Because the Class A, B and C Shares were first offered on March 30, 2001 and have less than a full calendar year of performance, the following bar chart shows the performance of the Fund's Institutional Class Shares for each full calendar year since the Fund began offering shares to the public on December 29, 2000.

The table compares the average annual returns of the Institutional Class performance, adjusted for the applicable Class A, B or C Shares' maximum sales charges and expenses, with the Morgan Stanley Capital International (MSCI) World Index for the past year and since the Fund's inception. The MSCI Europe Index is a passive measure of combined national stock market returns. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's results.

The table also shows the after-tax returns of the Fund's Institutional Class. After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.

Callout: The MSCI Europe Index of major markets in Europe is a widely accepted benchmark of international stock performance. It is a model, not an actual portfolio. It tracks stocks in Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom.

Callout: The Return After Taxes on Distributions assumes that an investor holds Fund shares at the end of the period. The number only represents the Fund's taxable distributions, not a shareholder's gain or loss from selling Fund shares.

Callout: The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her shares at the end of the period. The number reflects both the Fund's taxable distributions and a shareholder's gain or loss from selling Fund shares.

Bar Chart
--------------------------------------------------------------------------------
Year-By-Year Returns
Institutional Class
(each full calendar year since inception)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2001                                                    -21.90
--------------------------------------------------------------------------------
For the period shown in the bar chart, the highest return of the Institutional Class shares in any calendar quarter was 9.23% (fourth quarter 2001) and the lowest quarterly return for Institutional Class shares was --17.34% (third quarter 2001). Past performance offers no indication of how the Fund will perform in the future.

Performance for Periods Ended December 31, 2001

                                          Average Annual Returns
                                                            Since Inception
                                      1 Year                (December 29,2000)1
--------------------------------------------------------------------------------
Class A Shares Return Before Taxes    -22.20                       -22.10
--------------------------------------------------------------------------------
Class A Shares Return After Taxes     -26.48                       -26.37
on Distributions
--------------------------------------------------------------------------------
Class A Shares Return After Taxes     -16.12                       -21.09
on Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
Class B Shares Return Before Taxes    -22.76                       -22.67
--------------------------------------------------------------------------------
Class C Shares Return Before Taxes    -22.76                       -22.67
--------------------------------------------------------------------------------
MSCI Europe Index (reflects no        -16.82                       -16.82
deduction for fees, expenses or
taxes)
--------------------------------------------------------------------------------
1 MSCI Europe Index performance is calculated from December 31, 2000.

The following sentence replaces the third sentence in the `Dividends and Distribution' section:

If you invest in a Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.

The following sentence is omitted from the `Buying and Selling Fund Shares' section:

Defined contribution plans with assets of $75 million or more may not purchase Class A Shares.

               Please Retain This Supplement for Future Reference

BT Investment Funds
SUPPBDGE (04/02)
CUSIPs:  055922579

                                                       Deutsche Asset Management

Global Equity Fund - Institutional Class

Supplement dated April 8, 2002 (Replacing supplement dated March 20, 2002) to the Prospectus dated February 28, 2002

The following replaces the `Portfolio Managers' section:

In connection with the acquisition of Zurich Scudder Investments, Inc. by Deutsche Bank AG, Deutsche Bank will be consolidating its investment operations. As part of this process, investment personnel will be moved among Deutsche advisory affiliates. During an Interim Period prior to joining the Fund's Advisor, certain of the Fund's portfolio managers will remain as employees of a Deutsche affiliate, and act as consultants to the Fund's Advisor under the supervision of the Fund's Advisor. The disclosure below describes the Fund's portfolio managers who are responsible for the day-to-day management of the Fund's investments, and the capacity in which they will serve the Fund during and after the Interim Period.

Greg Adams, Director, Deutsche Asset Management and Co-Manager of the Fund.

..    Portfolio manager for Global Equity and US Large Cap Core Equity portfolio selection teams: New York.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1999, previously serving as portfolio manager for Scudder Growth & Income Fund, after 12 years of experience at Chase Asset Management where he managed the Chase Vista Growth & Income Fund, Chase Vista Large Cap Equity Fund, the Chase Vista Balanced Fund and other equity portfolios.
..    Chartered Financial Analyst.
..    BA from the University of Pennsylvania School of Arts and Sciences; BS from the Wharton School.

Carol Franklin, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.

..    Head of global portfolio selection team for Global Equity: New York.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1981, previously serving as lead portfolio manager for Scudder Greater Europe Growth Fund, Scudder Variable Life International Fund, Scudder International Fund, Scudder Global Opportunities Greater Europe Fund, Scudder New Europe Fund and Scudder Investments Japan Greater Europe Fund, after four years of experience with The Boston Company and Bank of America; served as president of the New York Association of International Investors.
..    Chartered Financial Analyst.
..    BA from Smith College; MBA from Columbia University.

Charles Martyn-Hemphill, Director, Deutsche Asset Management and Co-Manager of the Fund.+

..    Portfolio manager for Global Equity: London.
..    Joined Deutsche Asset Management Ltd. in 1979, having since served as equity analyst, private client fund manager, head of private clients, head of North American team, fund director for UK and overseas clients, head of global model portfolio team and manager of highly rated American Growth Trust.
..    BA from Oxford University.

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

Julian Pick, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.+

..    Portfolio manager for Global Equity: London.
..    Joined Deutsche Asset Management Ltd. in early 2001, after 14 years of experience as both global equity research analyst and fixed income portfolio manager for Janus Capital, fixed income portfolio manager for Penn Mutual Life Insurance and US Postal Service and fixed income trader and credit analyst for First Virginia Bank.
..    Chartered Financial Analyst.
..    BA from George Mason University.

Robert Reiner, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.

..    Joined the investment advisor in 1994.
..    Prior experience includes Vice President/Senior Financial Analyst of
     Standard & Poor's from 1981-1991, including three years as Manager (day-to-day operations) of Standard & Poor's Tokyo office and Senior Financial Analyst at Sanford Bernstein & Co. and Scudder, Stevens & Clark from 1991 to 1994.
..    21 years of investment industry experience.
..    BA in international relations and MA from the University of Southern
     California and MS from Harvard University.

Julie Wang, Director, Deutsche Asset Management and Co-Manager of the Fund.

..    Joined the investment advisor in 1994.
..    Served as Investment Manager for American International Group's Southeast
     Asia portfolio from 1991 to 1994.
..    15 years of investment industry experience.
..    BA in economics from Yale University, MBA from The Wharton School,
     University of Pennsylvania.


+ Currently an employee of a Deutsche Affiliate, serving as a Consultant to Fund's Advisor. After the Interim Period, will serve as Co-Manager of the Fund.


The following sentence replaces the first sentence in the `Management of the Fund--Investment Advisor' section:

Under the supervision of the Board of Trustees, Deutsche Asset Management, Inc. ('DeAM, Inc.') with headquarters at 280 Park Avenue, New York, New York, acts as the investment advisor for the Fund.

The following paragraph replaces the fourth paragraph in the `Management of the Fund' section:

DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients, and as of December 31, 2001, managed approximately $96 billion in assets.

The following replaces the `Minimum Account Investment' section:

Your initial investment must be at least $250,000. There are no investment minimums for subsequent investments.

The minimum initial investment is waived for:

..    Investment advisory affiliates of Deutsche Bank Securities Inc. or the
     Deutsche Asset Management family of funds purchasing shares for the accounts of their investment advisory clients.

..    Employee benefit plans with assets of at least $50 million.

..    Clients of the private banking division of Deutsche Bank AG.

..    A Director or Trustee of any mutual fund advised or administered by
     Deutsche Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below $50,000, for any reason other than a change in market value, the Fund reserves the right to redeem your shares, after giving you 60 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

You may buy Institutional Class shares through any financial institution that is authorized to act as a service agent. You may also buy Institutional Class shares by sending your check (along with a completed application) directly to the Deutsche Asset Management Service Center.

The following supplements the 'Buying and Selling Fund Shares' section:

Eligibility Requirements

You may buy Institutional Class shares if you are any of the following:

..    An eligible institution (eg, a financial institution, corporation, trust, estate or educational, religious or charitable institution).

..    An employee benefit plan with assets of at least $50 million.

..    A registered investment advisor or financial planner purchasing shares on behalf of clients and charging an asset-based or hourly fee.

..    A client of the private banking division of Deutsche Bank AG.

..    A Director or Trustee of any mutual fund advised or administered by
     Deutsche Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, their spouses and minor children.

The following replaces the fourth bullet in the `Important Information about Buying and Selling Fund Shares' section:

We accept payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, starter checks, third party checks or checks issued by credit card companies or internet companies.

The following bullets are omitted from the 'Important Information about Buying and Selling Fund Shares' section:

We process all sales orders free of charge.

We reserve the right to reject purchases of Fund shares (including exchanges) for any reason.

The following bullet replaces the eighth bullet in the 'Important Information about Buying and Selling Fund Shares' section:

We reserve the right to close your account on 60 days' notice if it fails to meet the minimum balance requirements for any reason other than a change in market value.

The following bullet replaces the sixteenth bullet in the 'Important Information about Buying and Selling Fund Shares' section:

The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

The following sentence supplements the `Important Information about Buying and Selling Fund Shares--Exchange Privilege' section:

We may modify or terminate this exchange privilege upon 60 days' notice.


               Please Retain This Supplement for Future Reference


BT Investment Funds
SUPPBDGEI (04/02)
CUSIPs:  055922587